Accrued Liabilities - Summary of Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued bonuses	$ 477,350	$ 458,177	$ 453,929
Accrued salaries and vacation	446,221	198,817	195,436
Accrued professional fees	120,819	265,802	143,318
Accrued clinical trial expenses	395,017	188,057
Accrued trade payables		272,202	111,710
Accrued drug manufacturing expenses	467,283
Accrued trade payables other	31,176	84,145
Accrued liabilities	$ 1,937,866	$ 1,194,998	$ 904,393